RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 18 - RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31
	2021	2020

Salaries and related expenses	$-	$27
Stock-based compensation	-	60
Professional fees	203	47
Impairment of intangible IPR&D (Note 5A3)	450	8,157
Laboratory and materials	127	1,535
Rent and maintenance	15	6
Depreciation	29	28
Insurance and others	-	3
	$824	$9,863